LEASES	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES	LEASES
The Company has operating leases related to office space and data centers under non-cancellable operating leases that expire at various times through December 2034, some of which include options to renew or extend the lease for an additional 10 years. As of December 31, 2024, there are no leases with residual value guarantees or leases not yet commenced to which the Company is committed. The Company combines the lease and non-lease components of lease payments in determining right of use assets and related lease liabilities.
Leases with an initial term of twelve-months or less that do not include an option to purchase the underlying asset are not recorded on the consolidated balance sheets and are expensed on a straight-line basis over the lease term. The lease expenses related to the short term leases was $0.2 million for the year ended December 31, 2024. The Company did not have any short term leases during the year ended December 31, 2023 and was immaterial during the year ended December 31, 2022. Lease expense related to office space amounted to $6.4 million, $4.4 million and $3.8 million for the years ended December 31, 2024, 2023 and 2022, respectively, and are recorded within occupancy costs in the consolidated statements of operations. Lease expense related to the data center amounted to $9.6 million, $7.0 million and $5.8 million for the year ended December 31, 2024, 2023 and 2022, respectively, and are recorded within information technology and communication costs in the consolidated statements of operations.
The components of operating lease cost for the years ended December 31, 2024, 2023 and 2022 were as follows (in thousands):

	December 31,
	2024	2023	2022
Operating lease cost:
Fixed lease cost	$9,063	$5,939	$5,335
Short-term lease cost	184	—	50
Variable lease cost	6,763	5,498	4,123
Total operating lease cost	$16,010	$11,437	$9,508
Supplemental cash flow information related to the operating leases for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands):

	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,795	$7,016	$5,326
The following table presents the supplemental balance sheet information related to operating leases for the year ended December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Operating lease right of use assets	$15,478	$15,684
Total right of use asset	$15,478	$15,684

Current portion of operating lease liability	$6,622	$4,462
Non-current operating lease liabilities	15,438	16,497
Less: Tenant improvement allowance receivable	(2,426)	(3,657)
Total leased liabilities	$19,634	$17,302
The Company records the operating lease right of use assets within other assets, net, the current portion of the operating lease liability within accounts payable and other liabilities and the non-current operating lease liabilities within other non-current liabilities in the consolidated balance sheets.
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	December 31,
	2024		2023
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.6	3.8	6.0	3.3
Weighted average discount rate	17.6%	7.9%	17.4%	6.7%
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company's lease liabilities as of December 31, 2024 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$8,515	$179
2026	7,079	167
2027	3,763	138
2028	2,640	70
2029	2,672	70
Thereafter	14,338	—
Total lease payments	39,007	624
Less: imputed interest	(16,947)	(63)
Total lease liabilities	22,060	561
Less: current lease liabilities	(6,622)	(151)
Total non-current lease liabilities	$15,438	$410
Company as a lessor
The Company leases office space obtained as part of the acquisition of MIAX Futures. The Company has classified the lease relationship as an operating lease.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$1,228
2026	1,134
2027	330
2028	21
2029	19
Thereafter	—
Total lease receivable	$2,732
LEASES
The Company has operating leases related to office space and data centers under non-cancellable operating leases that expire at various times through December 2034, some of which include options to renew or extend the lease for an additional 10 years. As of September 30, 2025, there are no leases with residual value guarantees or leases not yet commenced to which the Company is committed. The Company combines the lease and non-lease components of lease payments in determining right of use assets and related lease liabilities.
Leases with an initial term of twelve-months or less that do not include an option to purchase the underlying asset are not recorded on the condensed consolidated balance sheets and are expensed on a straight-line basis over the lease term. The lease expenses related to the short-term leases were $0.1 million and $0.3 million for the three and nine months ended September 30, 2025, respectively and $0.1 million for both three and nine months ended September 30, 2024. Lease expense related to office space amounted to $2.6 million and $1.6 million for the three months ended September 30, 2025 and 2024, respectively and $6.4 million and $4.8 million for the nine months ended September 30, 2025 and 2024, respectively, and are recorded within occupancy costs in the condensed consolidated statements of operations.
Lease expense related to the data centers amounted to $2.7 million and $2.5 million for the three months ended September 30, 2025 and 2024, respectively, Lease expense related to the data centers amounted to $7.8 million and $7.2 million for the nine months ended September 30, 2025 and 2024, respectively, and are recorded within information technology and communication costs in the condensed consolidated statements of operations.
The components of operating lease cost for the three and nine months ended September 30, 2025 and 2024 were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating lease cost:
Fixed lease cost	$3,491	$2,265	$7,609	$6,755
Short-term lease cost	106	118	277	118
Variable lease cost	1,671	1,655	6,325	5,107
Total operating lease cost	$5,268	$4,038	$14,211	$11,980
Supplemental cash flow information related to the operating leases for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,662	$5,760
The following table presents the supplemental balance sheet information related to operating leases at September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Operating lease right of use assets	$16,694	$15,478
Total right of use asset	$16,694	$15,478

Current portion of operating lease liability	$6,127	$6,622
Non-current operating lease liabilities	18,617	15,438
Less: Tenant improvement allowance receivable	(929)	(2,426)
Total leased liabilities	$23,815	$19,634
The Company records the operating lease right of use assets within other assets, net, the current portion of the operating lease liability within accounts payable and other liabilities and the non-current operating lease liabilities within other non-current liabilities in the condensed consolidated balance sheets.
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	Nine Months Ended September 30,
	2025		2024
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.21 years	3.62 years	5.62 years	4.01 years
Weighted average discount rate	17.8%	8.0%	17.6%	7.9%
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company’s lease liabilities as of September 30, 2025 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$2,634	$50
2026	10,642	199
2027	7,439	174
2028	2,711	105
2029	2,697	105
Thereafter	13,662	17
Total lease payments	39,785	650
Less: imputed interest	(15,041)	(68)
Total lease liabilities	24,744	582
Less: current lease liabilities	(6,127)	(170)
Total non-current lease liabilities	$18,617	$412
Company as a lessor
The Company leases office space obtained as part of the acquisition of MIAX Futures. The Company has classified the lease relationship as an operating lease.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$341
2026	1,268
2027	645
2028	373
2029	337
Thereafter	80
Total lease receivable	$3,044

LEASES	LEASES
The Company has operating leases related to office space and data centers under non-cancellable operating leases that expire at various times through December 2034, some of which include options to renew or extend the lease for an additional 10 years. As of December 31, 2024, there are no leases with residual value guarantees or leases not yet commenced to which the Company is committed. The Company combines the lease and non-lease components of lease payments in determining right of use assets and related lease liabilities.
Leases with an initial term of twelve-months or less that do not include an option to purchase the underlying asset are not recorded on the consolidated balance sheets and are expensed on a straight-line basis over the lease term. The lease expenses related to the short term leases was $0.2 million for the year ended December 31, 2024. The Company did not have any short term leases during the year ended December 31, 2023 and was immaterial during the year ended December 31, 2022. Lease expense related to office space amounted to $6.4 million, $4.4 million and $3.8 million for the years ended December 31, 2024, 2023 and 2022, respectively, and are recorded within occupancy costs in the consolidated statements of operations. Lease expense related to the data center amounted to $9.6 million, $7.0 million and $5.8 million for the year ended December 31, 2024, 2023 and 2022, respectively, and are recorded within information technology and communication costs in the consolidated statements of operations.
The components of operating lease cost for the years ended December 31, 2024, 2023 and 2022 were as follows (in thousands):

	December 31,
	2024	2023	2022
Operating lease cost:
Fixed lease cost	$9,063	$5,939	$5,335
Short-term lease cost	184	—	50
Variable lease cost	6,763	5,498	4,123
Total operating lease cost	$16,010	$11,437	$9,508
Supplemental cash flow information related to the operating leases for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands):

	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,795	$7,016	$5,326
The following table presents the supplemental balance sheet information related to operating leases for the year ended December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Operating lease right of use assets	$15,478	$15,684
Total right of use asset	$15,478	$15,684

Current portion of operating lease liability	$6,622	$4,462
Non-current operating lease liabilities	15,438	16,497
Less: Tenant improvement allowance receivable	(2,426)	(3,657)
Total leased liabilities	$19,634	$17,302
The Company records the operating lease right of use assets within other assets, net, the current portion of the operating lease liability within accounts payable and other liabilities and the non-current operating lease liabilities within other non-current liabilities in the consolidated balance sheets.
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	December 31,
	2024		2023
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.6	3.8	6.0	3.3
Weighted average discount rate	17.6%	7.9%	17.4%	6.7%
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company's lease liabilities as of December 31, 2024 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$8,515	$179
2026	7,079	167
2027	3,763	138
2028	2,640	70
2029	2,672	70
Thereafter	14,338	—
Total lease payments	39,007	624
Less: imputed interest	(16,947)	(63)
Total lease liabilities	22,060	561
Less: current lease liabilities	(6,622)	(151)
Total non-current lease liabilities	$15,438	$410
Company as a lessor
The Company leases office space obtained as part of the acquisition of MIAX Futures. The Company has classified the lease relationship as an operating lease.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$1,228
2026	1,134
2027	330
2028	21
2029	19
Thereafter	—
Total lease receivable	$2,732
LEASES
The Company has operating leases related to office space and data centers under non-cancellable operating leases that expire at various times through December 2034, some of which include options to renew or extend the lease for an additional 10 years. As of September 30, 2025, there are no leases with residual value guarantees or leases not yet commenced to which the Company is committed. The Company combines the lease and non-lease components of lease payments in determining right of use assets and related lease liabilities.
Leases with an initial term of twelve-months or less that do not include an option to purchase the underlying asset are not recorded on the condensed consolidated balance sheets and are expensed on a straight-line basis over the lease term. The lease expenses related to the short-term leases were $0.1 million and $0.3 million for the three and nine months ended September 30, 2025, respectively and $0.1 million for both three and nine months ended September 30, 2024. Lease expense related to office space amounted to $2.6 million and $1.6 million for the three months ended September 30, 2025 and 2024, respectively and $6.4 million and $4.8 million for the nine months ended September 30, 2025 and 2024, respectively, and are recorded within occupancy costs in the condensed consolidated statements of operations.
Lease expense related to the data centers amounted to $2.7 million and $2.5 million for the three months ended September 30, 2025 and 2024, respectively, Lease expense related to the data centers amounted to $7.8 million and $7.2 million for the nine months ended September 30, 2025 and 2024, respectively, and are recorded within information technology and communication costs in the condensed consolidated statements of operations.
The components of operating lease cost for the three and nine months ended September 30, 2025 and 2024 were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating lease cost:
Fixed lease cost	$3,491	$2,265	$7,609	$6,755
Short-term lease cost	106	118	277	118
Variable lease cost	1,671	1,655	6,325	5,107
Total operating lease cost	$5,268	$4,038	$14,211	$11,980
Supplemental cash flow information related to the operating leases for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,662	$5,760
The following table presents the supplemental balance sheet information related to operating leases at September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Operating lease right of use assets	$16,694	$15,478
Total right of use asset	$16,694	$15,478

Current portion of operating lease liability	$6,127	$6,622
Non-current operating lease liabilities	18,617	15,438
Less: Tenant improvement allowance receivable	(929)	(2,426)
Total leased liabilities	$23,815	$19,634
The Company records the operating lease right of use assets within other assets, net, the current portion of the operating lease liability within accounts payable and other liabilities and the non-current operating lease liabilities within other non-current liabilities in the condensed consolidated balance sheets.
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	Nine Months Ended September 30,
	2025		2024
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.21 years	3.62 years	5.62 years	4.01 years
Weighted average discount rate	17.8%	8.0%	17.6%	7.9%
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company’s lease liabilities as of September 30, 2025 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$2,634	$50
2026	10,642	199
2027	7,439	174
2028	2,711	105
2029	2,697	105
Thereafter	13,662	17
Total lease payments	39,785	650
Less: imputed interest	(15,041)	(68)
Total lease liabilities	24,744	582
Less: current lease liabilities	(6,127)	(170)
Total non-current lease liabilities	$18,617	$412
Company as a lessor
The Company leases office space obtained as part of the acquisition of MIAX Futures. The Company has classified the lease relationship as an operating lease.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$341
2026	1,268
2027	645
2028	373
2029	337
Thereafter	80
Total lease receivable	$3,044

LEASES	LEASES
The Company has operating leases related to office space and data centers under non-cancellable operating leases that expire at various times through December 2034, some of which include options to renew or extend the lease for an additional 10 years. As of December 31, 2024, there are no leases with residual value guarantees or leases not yet commenced to which the Company is committed. The Company combines the lease and non-lease components of lease payments in determining right of use assets and related lease liabilities.
Leases with an initial term of twelve-months or less that do not include an option to purchase the underlying asset are not recorded on the consolidated balance sheets and are expensed on a straight-line basis over the lease term. The lease expenses related to the short term leases was $0.2 million for the year ended December 31, 2024. The Company did not have any short term leases during the year ended December 31, 2023 and was immaterial during the year ended December 31, 2022. Lease expense related to office space amounted to $6.4 million, $4.4 million and $3.8 million for the years ended December 31, 2024, 2023 and 2022, respectively, and are recorded within occupancy costs in the consolidated statements of operations. Lease expense related to the data center amounted to $9.6 million, $7.0 million and $5.8 million for the year ended December 31, 2024, 2023 and 2022, respectively, and are recorded within information technology and communication costs in the consolidated statements of operations.
The components of operating lease cost for the years ended December 31, 2024, 2023 and 2022 were as follows (in thousands):

	December 31,
	2024	2023	2022
Operating lease cost:
Fixed lease cost	$9,063	$5,939	$5,335
Short-term lease cost	184	—	50
Variable lease cost	6,763	5,498	4,123
Total operating lease cost	$16,010	$11,437	$9,508
Supplemental cash flow information related to the operating leases for the years ended December 31, 2024, 2023 and 2022 is as follows (in thousands):

	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,795	$7,016	$5,326
The following table presents the supplemental balance sheet information related to operating leases for the year ended December 31, 2024 and 2023 (in thousands):

	December 31,
	2024	2023
Operating lease right of use assets	$15,478	$15,684
Total right of use asset	$15,478	$15,684

Current portion of operating lease liability	$6,622	$4,462
Non-current operating lease liabilities	15,438	16,497
Less: Tenant improvement allowance receivable	(2,426)	(3,657)
Total leased liabilities	$19,634	$17,302
The Company records the operating lease right of use assets within other assets, net, the current portion of the operating lease liability within accounts payable and other liabilities and the non-current operating lease liabilities within other non-current liabilities in the consolidated balance sheets.
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	December 31,
	2024		2023
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.6	3.8	6.0	3.3
Weighted average discount rate	17.6%	7.9%	17.4%	6.7%
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company's lease liabilities as of December 31, 2024 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$8,515	$179
2026	7,079	167
2027	3,763	138
2028	2,640	70
2029	2,672	70
Thereafter	14,338	—
Total lease payments	39,007	624
Less: imputed interest	(16,947)	(63)
Total lease liabilities	22,060	561
Less: current lease liabilities	(6,622)	(151)
Total non-current lease liabilities	$15,438	$410
Company as a lessor
The Company leases office space obtained as part of the acquisition of MIAX Futures. The Company has classified the lease relationship as an operating lease.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$1,228
2026	1,134
2027	330
2028	21
2029	19
Thereafter	—
Total lease receivable	$2,732
LEASES
The Company has operating leases related to office space and data centers under non-cancellable operating leases that expire at various times through December 2034, some of which include options to renew or extend the lease for an additional 10 years. As of September 30, 2025, there are no leases with residual value guarantees or leases not yet commenced to which the Company is committed. The Company combines the lease and non-lease components of lease payments in determining right of use assets and related lease liabilities.
Leases with an initial term of twelve-months or less that do not include an option to purchase the underlying asset are not recorded on the condensed consolidated balance sheets and are expensed on a straight-line basis over the lease term. The lease expenses related to the short-term leases were $0.1 million and $0.3 million for the three and nine months ended September 30, 2025, respectively and $0.1 million for both three and nine months ended September 30, 2024. Lease expense related to office space amounted to $2.6 million and $1.6 million for the three months ended September 30, 2025 and 2024, respectively and $6.4 million and $4.8 million for the nine months ended September 30, 2025 and 2024, respectively, and are recorded within occupancy costs in the condensed consolidated statements of operations.
Lease expense related to the data centers amounted to $2.7 million and $2.5 million for the three months ended September 30, 2025 and 2024, respectively, Lease expense related to the data centers amounted to $7.8 million and $7.2 million for the nine months ended September 30, 2025 and 2024, respectively, and are recorded within information technology and communication costs in the condensed consolidated statements of operations.
The components of operating lease cost for the three and nine months ended September 30, 2025 and 2024 were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating lease cost:
Fixed lease cost	$3,491	$2,265	$7,609	$6,755
Short-term lease cost	106	118	277	118
Variable lease cost	1,671	1,655	6,325	5,107
Total operating lease cost	$5,268	$4,038	$14,211	$11,980
Supplemental cash flow information related to the operating leases for the nine months ended September 30, 2025 and 2024 is as follows (in thousands):

	Nine Months Ended September 30,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$6,662	$5,760
The following table presents the supplemental balance sheet information related to operating leases at September 30, 2025 and December 31, 2024 (in thousands):

	September 30, 2025	December 31, 2024
Operating lease right of use assets	$16,694	$15,478
Total right of use asset	$16,694	$15,478

Current portion of operating lease liability	$6,127	$6,622
Non-current operating lease liabilities	18,617	15,438
Less: Tenant improvement allowance receivable	(929)	(2,426)
Total leased liabilities	$23,815	$19,634
The Company records the operating lease right of use assets within other assets, net, the current portion of the operating lease liability within accounts payable and other liabilities and the non-current operating lease liabilities within other non-current liabilities in the condensed consolidated balance sheets.
The weighted-average remaining lease term and the weighted-average discount rate for the operating and finance leases were as follows:

	Nine Months Ended September 30,
	2025		2024
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (years)	5.21 years	3.62 years	5.62 years	4.01 years
Weighted average discount rate	17.8%	8.0%	17.6%	7.9%
The Company uses its incremental borrowing rate as the discount rate, which is based on the implied cost of debt. The undiscounted cash flow for future maturities of the Company’s lease liabilities as of September 30, 2025 are as follows (in thousands):

	Operating Lease	Finance Lease
2025	$2,634	$50
2026	10,642	199
2027	7,439	174
2028	2,711	105
2029	2,697	105
Thereafter	13,662	17
Total lease payments	39,785	650
Less: imputed interest	(15,041)	(68)
Total lease liabilities	24,744	582
Less: current lease liabilities	(6,127)	(170)
Total non-current lease liabilities	$18,617	$412
Company as a lessor
The Company leases office space obtained as part of the acquisition of MIAX Futures. The Company has classified the lease relationship as an operating lease.
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date (in thousands):

2025	$341
2026	1,268
2027	645
2028	373
2029	337
Thereafter	80
Total lease receivable	$3,044